AUDIT INFORMATION	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Auditor Information [Abstract]
Auditor Firm ID	1368	1025
Auditor Name	BDO South Africa Inc.	KPMG Inc.
Auditor Location	Johannesburg, Republic of South Africa	Johannesburg, Republic of South Africa